Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Undiscounted Future Lease Payments for Non-Cancellable Operating Leases

As of December 31, 2022, undiscounted future lease payments for non-cancellable operating leases are as follows:

Lease payments
2023	$330
2024	278
2025	278
2026	287
2027	295
Total lease payments	1,468
Less imputed interest	(652)
Total operating lease liability	$816

Schedule of Components Least Cost	The components of the Company’s lease cost were as follows:

	December 31, 2022	December 31, 2021
Operating lease cost	$285	$330
Short-term lease cost	139	192
Total lease cost	$424	$522